Financial instruments	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial instruments
20. Financial instruments

(a)	Financial assets and liabilities
Set out below is a comparison by class of the carrying amounts and fair value of the Company’s financial instruments as at December 31, 2020 and 2019:

As at December 31	2020		2019
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Financial assets measured at amortized cost
Cash and cash equivalents	$2,716	$2,716	$12,965	$12,965
Restricted cash	1,394	1,394	—	—
Accounts receivable	5,253	5,253	10,216	10,216
Other assets	156	156	39	39

Financial assets measured at FVTPL
Investment in Sensible Medical	—	—	—	—

Financial liabilities
Financial liabilities measured at amortized cost:
Accounts payable and accrued liabilities	$6,979	$6,979	$9,384	$9,384
Current portion of royalty obligation	362	362	872	872
Current portion of acquisition payable	2,613	2,613	649	649
Holdback payable	1,523	1,523	—	—
Current portion of lease obligation	367	367	240	240
Royalty obligation	336	335	1,176	1,176
Acquisition payable	1,132	1,132	1,655	1,655
Lease obligation	1,080	1,080	849	849

Financial liabilities measured at FVTPL
Current portion of contingent consideration	1,925	1,925	—	—
Contingent consideration	51	51	—	—
The Company has determined the estimated fair values of its financial instruments based on appropriate valuation methodologies. The carrying values of current monetary assets and liabilities approximate their fair values due to their relatively short periods to maturity. The royalty obligation, and acquisition payable are carried at amortized cost.

The investment in Sensible Medical is carried at FVOCI. During the year ended December 31, 2019, the Company recorded other comprehensive loss of $6,336 associated with the change in fair value of the investment in Sensible Medical. This resulted in a carrying value as at December 31, 2020 and 2019 of one dollar.
IFRS 13,
Fair Value Measurement
, establishes a fair value hierarchy that reflects the significance of the inputs used in measuring fair value. The fair value hierarchy has the following levels:

•	Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable;

•
Level 3 – Unobservable inputs in which little or no market activity exists, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

The fair value hierarchy of the following financial assets and liabilities on the consolidated statements of financial position as at December 31, 2020 is as follows:

	Level 1	Level 2	Level 3
Financial assets
Investment in Sensible Medical	—	—	—
Financial liabilities
Current portion of royalty obligation	—	—	$362
Current portion of acquisition payable	—	—	637
Current portion of contingent consideration	—	—	1,925
Royalty obligation	—	—	335
Acquisition payable	—	—	1,132
Contingent consideration	—	—	51
The fair value hierarchy of the following financial assets and liabilities on the consolidated statements of financial position as at December 31, 2019 is as follows:

	Level 1	Level 2	Level 3
Financial assets
Investment in Sensible Medical	$—	$—	$—
Financial liabilities
Current portion of royalty obligation	$—	$—	$872
Current portion of acquisition payable	—	—	649
Royalty obligation	—	—	1,176
Acquisition payable	—	—	1,655
Investment in Sensible Medical:
The investment in Sensible Medical requires determining the most appropriate valuation model and determining the most appropriate inputs to the valuation model, including publicly traded companies similar to Sensible Medical to use as a proxy in the valuation model, a discount rate for lack of marketability of the investment and estimated costs to dispose of the investment.
Royalty obligation:
The royalty obligation requires determining expected revenue from AGGRASTAT
®
sales and an appropriate discount rate and making assumptions about them. If the expected revenue from AGGRASTAT
®
sales were to change by 10%, then the royalty obligation liability recorded as at December 31, 2020 would change by approximately $55 (2019 - $257). If the discount rate used in calculating the fair value of the royalty obligation of 20% were to change by 1%, the royalty obligation liability recorded as at December 31, 2020 would change by approximately $3 (2019 - $15).
Acquisition payable: The acquisition payable liability pertaining to the ZYPITAMAG
®
acquisition as described in note 9 requires determining an appropriate discount rate and making assumptions about it. If the discount rate used in calculating the fair value of this acquisition payable of 10% were to change by 1%, the acquisition payable recorded as at December 31, 2020 would change by approximately $15 (2019 - $28).
Contingent consideration:
The contingent consideration pertaining to the Marley Drug acquisition as described in note 4 required determining expected revenue from Marley Drug and the probabilities surrounding those revenues as well as an appropriate discount rate. If the discount rate used in calculating the fair value of this contingent consideration of 12.00% were to change by 1%, the acquisition payable recorded as at December 31, 2020 would change by approximately $18 (2019 - nil).

For assets and liabilities that are recognized in the consolidated financial statements on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. During the years ended December 31, 2020, 2019 and 2018 there were no transfers between Level 1 and Level 2 fair value measurements.

(b)	Risks arising from financial instruments and risk management
The Company’s activities expose it to a variety of financial risks; market risk (including foreign exchange and interest rate risks), credit risk and liquidity risk. Risk management is the responsibility of the Company, which identifies, evaluates and, where appropriate, mitigates financial risks.

(i)	Market risk
(a)
Foreign exchange risk is the risk that the fair value of future cash flows for financial instruments will fluctuate because of changes in foreign exchange rates. The Company is exposed to currency risks primarily due to its U.S dollar denominated cash and cash equivalents, accounts receivable, other assets, accounts payable and accrued liabilities, income taxes payable, royalty obligation and acquisition payable. The Company has not entered into any foreign exchange hedging contracts.
The Company is exposed to U.S. dollar currency risk through the following U.S. denominated financial assets and liabilities:

As at December 31 (Expressed in U.S. Dollars)	2020	2019
Cash	$1,758	$9,518
Restricted cash	1,095	—
Accounts receivable	4,032	7,817
Other assets	123	30
Accounts payable and accrued liabilities	(4,698)	(6,714)
Current portion of royalty obligation	(284)	(671)
Current portion of acquisition payable	(500)	(500)
Holdback payable	(1,473)	—
Current portion of contingent consideration	(1,512)	—
Income taxes payable	(129)	(398)
Current portion of lease obligation	(77)	—
Royalty obligation	(263)	(906)
Acquisition payable	(889)	(1,275)
Contingent consideration	(40)	—
Lease obligation	(354)	—

	$(3,211)	$6,901

Based on the above net exposures as at December 31, 2020, assuming that all other variables remain constant, a 5% appreciation or deterioration of the Canadian dollar against the U.S. dollar would result in a corresponding increase or decrease, respectively on the Company’s net income of approximately $205 (2019 – $448).
The Company is also exposed to currency risk on the Euro, however management estimates such risk relating to an appreciation or deterioration of the Canadian dollar against the Euro would have limited impact on the operations of the Company.

(i)	Market risk (continued)
(b)
Interest rate risk is the risk that the future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Based on the Company’s exposures as at December 31, 2020, as a result of the balance of cash and cash equivalents held by the Company, assuming that all other variables remain constant, a 1% appreciation or deterioration in interest rates would result in a corresponding increase or decrease, respectively on the Company’s net income of approximately $27 (2019—$130).

(ii)	Credit risk
C
redit risk is the risk of financial loss to the Company if a partner or counterparty to a financial instrument fails to meet its contractual obligation and arises principally from the Company’s cash and accounts receivable. The carrying amounts of the financial assets represents the maximum credit exposure.
The Company limits its exposure to credit risk on cash by placing these financial instruments with high-credit
quality financial institutions.
The Company is subject to a concentration of credit risk related to its accounts receivable as 95% of the balance of amounts owing are from three customers. The Company has historically had low impairment in regards to its accounts receivable. As at December 31, 2020, none of the outstanding accounts receivable were outside of the normal payment terms and the Company did not record any bad debt expenses (2019 – nil; 2018 – nil). As at December 31, 2020 and 2019, the expected credit lifetime credit losses for accounts receivable aged as current were nominal amounts. The Company considers a financial asset in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

(iii)	Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company manages its liquidity risk by continuously monitoring forecasted and actual cash flows, as well as anticipated investing and financing activities and to ensure that it will have sufficient liquidity to meet its liabilities and commitments when due and to fund future operations.
The majority of the Company’s accounts payable and accrued liabilities are due within the current operating period.

(c)	Capital management
The Company manages its capital structure and makes adjustments to it, based on the funds available to the Company, in order to continue the business of the Company. The Company, upon approval from its Board of Directors, will balance its overall capital structure through new share and warrant issuances, granting of stock options, the issuance of debt or by undertaking other activities as deemed appropriate under the specific circumstance. The Board of Directors does not establish a quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the business.
The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern and to provide capital to pursue the development and commercialization of its products. In the management of capital, the Company includes cash, long-term
debt, capital stock, stock options, warrants and contributed surplus. The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may attempt to issue new shares or new debt.
At the current stage of the Company’s development, in order to maximize its current business activities, the Company does not pay out dividends. Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable.
The Company’s overall strategy with respect to capital risk management remains unchanged for the year ended December 31, 2020.